Income taxes - Summary of the aggregate amount and per share effect of the tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
The aggregate amount of effect of tax holidays	¥ 2,243	¥ 4,535	¥ 5,498
Basic and diluted net loss per share effect	¥ 0.01	¥ 0.08	¥ 0.16